BIOLOGICAL ASSETS (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets
The changes in the carrying value of biological assets as at August 31, 2022 and August 31, 2021 are as follows:

	CAPITALIZED COST	BIOLOGICAL ASSET FAIR VALUE ADJUSTMENT	AMOUNT
Balance, August 31, 2020	$4,779	$615	$5,394
Unrealized gain on change in fair value of biological assets	—	31,726	31,726
Production costs capitalized	34,218	—	34,218
Transfer to inventory upon harvest	(33,232)	(25,984)	(59,216)
Balance, August 31, 2021	$5,765	$6,357	$12,122
Acquisition through business combination (Note 27)	37	146	183
Unrealized gain on changes in fair value of biological assets	—	40,001	40,001
Production costs capitalized	48,502	—	48,502
Transfer to inventory upon harvest	(45,551)	(37,289)	(82,840)
Balance, August 31, 2022	$8,753	$9,215	$17,968

Disclosure of detailed information about unobservable inputs and their impact on fair value
Management believes the most significant unobservable inputs and their impact on fair value are as follows:

SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT					EFFECT ON FAIR VALUE
ASSUMPTIONS	August 31, 2022		August 31, 2021		SENSITIVITY	August 31, 2022	August 31, 2021
Average selling price per gram	$1.49		$2.54		Increase or decrease by 10% per gram	$1,766	$1,212
Expected average yield per plant	132	grams	129	grams	Increase or decrease by 10 grams	$1,339	$937